MICHAEL C. McCORMICK
ASSOCIATE GENERAL COUNSEL - CORPORATE
and ASSISTANT SECRETARY
Law & Regulatory Affairs
T 651.293.4142
F 651.293.2573

March 20, 2009

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	Ecolab Inc. Definitive Proxy Soliciting Material
Commission File No. 1-9328

Ladies and Gentlemen:

Transmitted herewith via the EDGAR system is the definitive Proxy Statement, form of Notice of Internet Availability of Proxy Materials and form of Proxy of Ecolab Inc. for filing pursuant to paragraph (b) of Rule 14a-6.  The proxy soliciting materials will be used in connection with the Company’s Annual Meeting of Stockholders scheduled to be held on May 8, 2009.  We anticipate the Proxy Statement and form of Proxy will be released to security holders and to brokers and nominees on March 23, 2009.

Pursuant to Schedule 14A, Item 10, Instruction 3, also transmitted herewith as an appendix to the submission is the Ecolab Inc. Management Incentive Performance Plan, as amended (the “Plan”).  The Plan being submitted for approval by the Company’s stockholders at the May 8, 2009 Annual Meeting of Stockholders.  Awards under the Plan will provide for cash payments solely on account of achievement of one or more pre-established, objective performance goals related to individual, business unit or company performance.

By copy of this letter, we are hereby also providing six (6) “paper” copies of the definitive Proxy Statement, form of Notice and form of Proxy to the New York Stock Exchange, the only national exchange on which Ecolab Inc. Common Stock is listed.

Sincerely,

/s/Michael C. McCormick
Michael C. McCormick
Associate General Counsel - Corporate and Assistant Secretary

MCM/cl

Enclosures

cc:	NYSE Securities Operations Department

370 Wabasha Street N St. Paul, MN 55102